Selected Quarterly Financial Data (Table)	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Summarized unaudited quarterly financial data is presented below. Operating revenues, gross profit, operating income and net income are now presented on a continuing and discontinued basis, which were not previously reported. The sum of net income per share by quarter may not equal the net income per share for the fiscal year due to variations in the weighted average shares outstanding used in computing such amounts. Our businesses are seasonal due to weather conditions in our service areas. For further information on its effects on quarterly results, see the “Results of Operations” discussion included in the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section herein.

	Quarter Ended
	December 31	March 31	June 30	September 30
	(In thousands, except per share data)
Fiscal year 2016:
Operating revenues
Distribution	$649,443	$862,127	$424,905	$403,303
Pipeline and storage	98,416	102,153	113,855	112,772
Intersegment eliminations	(73,106)	(74,240)	(82,548)	(82,432)
Operating revenues from continuing operations	674,753	890,040	456,212	433,643
Operating revenues from discontinued operations (1)	231,468	242,253	176,704	244,876

Gross profit from continuing operations	434,427	512,684	391,629	369,716
Gross profit from discontinued operations	9,469	5,260	15,815	6,428
Operating income from continuing operations	192,729	251,656	128,396	84,449
Operating income (loss) from discontinued operations	3,476	(1,640)	8,768	184
Income from continuing operations	101,546	143,003	66,143	34,850
Income (loss) from discontinued operations	1,315	(1,193)	5,050	(610)
Net income	102,861	141,810	71,193	34,240
Basic earnings per share
Income per share from continuing operations	$0.99	$1.39	$0.64	$0.33
Income (loss) per share from discontinued operations	0.01	(0.01)	0.05	—
Net income per share — basic	$1.00	$1.38	$0.69	$0.33
Diluted earnings per share
Income per share from continuing operations	$0.99	$1.39	$0.64	$0.33
Income (loss) per share from discontinued operations	0.01	(0.01)	0.05	—
Net income per share — diluted	$1.00	$1.38	$0.69	$0.33

(1)	Operating revenues from discontinued operations are shown net of intersegment eliminations.

	Quarter Ended
	December 31	March 31	June 30	September 30
	(In thousands, except per share data)
Fiscal year 2015:
Operating revenues
Distribution	$864,767	$1,145,082	$429,482	$382,031
Pipeline and storage	87,161	96,893	99,008	101,895
Intersegment eliminations	(64,687)	(68,879)	(72,985)	(72,783)
Operating revenues from continuing operations	887,241	1,173,096	455,505	411,143
Operating revenues from discontinued operations (1)	371,524	366,972	230,896	245,759

Gross profit from continuing operations	413,340	505,571	368,134	344,265
Gross profit from discontinued operations	10,078	15,300	13,672	10,189
Operating income from continuing operations	184,884	242,000	111,001	74,347
Operating income from discontinued operations	2,841	8,210	6,606	1,506
Income from continuing operations	96,086	133,142	52,487	23,908
Income (loss) from discontinued operations	1,509	4,542	3,794	(393)
Net income	97,595	137,684	56,281	23,515
Basic earnings per share
Income per share from continuing operations	$0.94	$1.31	$0.51	$0.23
Income per share from discontinued operations	0.02	0.04	0.04	—
Net income per share — basic	$0.96	$1.35	$0.55	$0.23
Diluted earnings per share
Income per share from continuing operations	$0.94	$1.31	$0.51	$0.23
Income per share from discontinued operations	0.02	0.04	0.04	—
Net income per share — diluted	$0.96	$1.35	$0.55	$0.23

(1)	Operating revenues from discontinued operations are shown net of intersegment eliminations.